Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000253501 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253501 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253501 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253501 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253501 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253501 | 742718109 | Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253501 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253501 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253501 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253501 | 464287705 | iShares S&P Mid-Cap 400 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253501 | Industrials000361105
Holdings [Line Items]
Percent of Total Investments	98.00%
C000253501 | Equities464287598
Holdings [Line Items]
Percent of Total Investments	2.00%
C000253501 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253501 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253501 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253501 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253501 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253501 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253501 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253501 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000253501 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253501 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000253501 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000253501 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000253501 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000253502 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000253502 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000253502 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253502 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253502 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253502 | 742718109 | Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253502 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253502 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253502 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253502 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253502 | Equities464287598
Holdings [Line Items]
Percent of Total Investments	2.00%
C000253502 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253502 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253502 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253502 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253502 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253502 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253502 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000253502 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253502 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000253502 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000253502 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000253502 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000253502 | Technology00971T101
Holdings [Line Items]
Percent of Total Investments	98.00%
C000249820 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000249820 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000249820 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000249820 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249820 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249820 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000249820 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249820 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249820 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249820 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249820 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249820 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000249820 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249820 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249820 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249820 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249820 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000249820 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000249820 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000249820 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000249820 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000249820 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000249820 | Financials020002101
Holdings [Line Items]
Percent of Total Investments	98.00%
C000249820 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	2.00%
C000253503 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000253503 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000253503 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253503 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000253503 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253503 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253503 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253503 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253503 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253503 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253503 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253503 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000253503 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253503 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253503 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253503 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253503 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253503 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000253503 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253503 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000253503 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253503 | Technology
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000253503 | Technology00724F101
Holdings [Line Items]
Percent of Total Investments	98.00%
C000253503 | Equities464287614
Holdings [Line Items]
Percent of Total Investments	2.00%
C000253504 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253504 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253504 | 29452E101 | Equitable Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253504 | 231561101 | Curtiss-Wright Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253504 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253504 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253504 | 194162103 | Colgate-Palmolive Company
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253504 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253504 | 74935Q107 | RB Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253504 | 256163106 | DocuSign, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253504 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253504 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253504 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253504 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253504 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253504 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253504 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253504 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000253504 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000253504 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000253504 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000253504 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000253504 | Industrials000360206
Holdings [Line Items]
Percent of Total Investments	98.00%
C000253504 | Equities464287481
Holdings [Line Items]
Percent of Total Investments	2.00%
C000253505 | 200340107 | Comerica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253505 | 74736K101 | Qorvo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253505 | 052800109 | Autoliv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253505 | 099724106 | BorgWarner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253505 | 150870103 | Celanese Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253505 | 00912X302 | Air Lease Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253505 | 534187109 | Lincoln National Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253505 | 36262G101 | GXO Logistics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253505 | 879369106 | Teleflex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253505 | 816300107 | Selective Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253505 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253505 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253505 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000253505 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253505 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000253505 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253505 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253505 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000253505 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000253505 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000253505 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000253505 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000253505 | Industrials000957100
Holdings [Line Items]
Percent of Total Investments	97.10%
C000253505 | Equities464287630
Holdings [Line Items]
Percent of Total Investments	2.90%
C000253506 | 268150109 | Dynatrace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253506 | 144285103 | Carpenter Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253506 | 01741R102 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253506 | 42226A107 | HealthEquity, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253506 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253506 | 008073108 | AeroVironment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253506 | 204166102 | CommVault Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253506 | 574795100 | Masimo Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253506 | 109641100 | Brinker International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253506 | 302081104 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253506 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253506 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253506 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000253506 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253506 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000253506 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253506 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253506 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000253506 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000253506 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000253506 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000253506 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000253506 | Technology004498101
Holdings [Line Items]
Percent of Total Investments	98.00%
C000253506 | Equities464287648
Holdings [Line Items]
Percent of Total Investments	2.00%
C000253507 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | 052800109 | Autoliv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | 320517105 | First Horizon Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253507 | 013872106 | Alcoa Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | 91529Y106 | Unum Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | 14149Y108 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | 759351604 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | 637417106 | NNN REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | 670837103 | OGE Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | 688239201 | Oshkosh Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253507 | Industrials000361105
Holdings [Line Items]
Percent of Total Investments	98.00%
C000253507 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253507 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253507 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253507 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253507 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253507 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000253507 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253507 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253507 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000253507 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000253507 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000253507 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000253507 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253507 | Equities464287473
Holdings [Line Items]
Percent of Total Investments	2.00%
C000253508 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253508 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253508 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000253508 | 5727973 | Siemens A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253508 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253508 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253508 | 0540528 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253508 | 6335171 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253508 | 6821506 | Sony Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253508 | 191216100 | Coca-Cola Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253508 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253508 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253508 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253508 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253508 | France
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253508 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253508 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253508 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253508 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000253508 | United States
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000253508 | Industrials7108899
Holdings [Line Items]
Percent of Total Investments	98.00%
C000253508 | Equities464287465
Holdings [Line Items]
Percent of Total Investments	2.00%